Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Sales	$ 1,284,639	$ 1,016,045
Cost of sales
Cost of sales, excluding depletion	235,108	228,171
Depletion	246,944	214,434
Total cost of sales	482,052	442,605
Gross margin	802,587	573,440
General and administrative expenses	40,668	38,165
Share based compensation	23,268	22,744
Donations and community investments	8,958	7,261
Impairment of mineral stream interests	108,861	0
Earnings from operations	620,832	505,270
Gain on disposal of mineral stream interests	0	5,027
Other income (expense)	29,061	34,271
Earnings before finance costs and income taxes	649,893	544,568
Finance costs	5,549	5,510
Earnings before income taxes	644,344	539,058
Income tax expense	115,204	1,414
Net earnings	$ 529,140	$ 537,644	[1]
Basic earnings per share	$ 1.167	$ 1.187
Diluted earnings per share	$ 1.165	$ 1.186
Weighted average number of shares outstanding
Basic	453,460,000	452,814,000
Diluted	454,119,000	453,463,000

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.